42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	R$ 1,512,064	R$ 1,273,338	R$ 1,494,936
Companhia Paranaense de Energia – Copel
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	255,095	152,944
Companhia Paranaense de Energia – Copel | Regulatory
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	15,042	15,121
Companhia Paranaense de Energia – Copel | Labor
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	518	18
Companhia Paranaense de Energia – Copel | Civil
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	135,422	20,578
Companhia Paranaense de Energia – Copel | Tax Claim
DisclosureOfReserveForRisksLineItems [Line Items]
Reserve for risks	R$ 104,113	R$ 117,227